Average Annual Total Returns{- FundsManager 85% Portfolio} - 02.28 VIP FundsManager Funds Investor Combo PRO-13 - FundsManager 85% Portfolio	VIP FundsManager 85% Portfolio-Investor VIP Return Before Taxes Past 1 year	VIP FundsManager 85% Portfolio-Investor VIP Return Before Taxes Past 5 years	VIP FundsManager 85% Portfolio-Investor VIP Return Before Taxes Past 10 years	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years	F0903 Past 1 year	F0903 Past 5 years	F0903 Past 10 years
Total	17.83%	14.40%	12.30%	28.71%	18.47%	16.55%	17.73%	13.83%	12.31%